SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22.	SUBSEQUENT EVENTS

The Company has evaluated events from the year ended December 31, 2025 through April 28, 2026, the date the financial statements were issued. Except for the events mentioned below, the Company did not identify any subsequent events with a material financial impact on the Company’s consolidated financial statements.

Issuance of Ordinary Shares to Consultant

On January 15, 2026, the Company issued 500,000 ordinary shares to an external consultant as consideration for strategic advisory services (Note 21). These shares were issued at a par value of $0.000016666667 per share.

Share Capital Reorganization and Dual-Class Structure

On March 6, 2026, the shareholders of the Company approved the introduction of two classes of ordinary shares, designated as Class A and Class B. The Company’s Class A ordinary shares began trading on the Nasdaq Capital Market at the open of business on March 17, 2026. Under the approved share capital reorganization, the Company has re-designated and re-classified its authorized and issued share capital.

At the effective time, all 64,322,249 issued and outstanding ordinary shares were re-designated and re-classified as follows: (i) 9,000,000 shares held by 5 shareholders were re-designated and re-classified as Class B ordinary shares on a one-for-one basis, and (ii) the remaining 55,322,249 issued shares (including the 500,000 shares issued in January 2026) were been re-designated and re-classified as Class A ordinary shares. In addition, all 2,935,677,751 authorized but unissued ordinary shares were re-designated and re-classified as Class A ordinary shares.

As a result of share capital reorganization, the Company’s authorized share capital consists of US$50,000 divided into 2,991,000,000 Class A ordinary shares and 9,000,000 Class B ordinary shares, each with a par value of US$0.000016666667. The rights attached to the new share classes are materially identical to those previous ordinary shares save that: (i) holders of Class B ordinary shares are entitled to thirty (30) votes per share on all matters decided by poll at any general meeting, and (ii) Class B ordinary shares are convertible into Class A ordinary shares at the option of the holder thereof on a one-for-one basis.